Schedule of Investments (unaudited) January 31, 2020	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 6.2%
Alexander & Baldwin Inc.	114,876	$2,511,189
American Assets Trust Inc.	80,916	3,686,533
Armada Hoffler Properties Inc.	91,636	1,680,604
Colony Capital Inc.	804,112	3,755,203
Empire State Realty Trust Inc., Class A	250,190	3,392,577
Essential Properties Realty Trust Inc.	134,278	3,707,416
Gladstone Commercial Corp.	51,085	1,089,132
Global Net Lease Inc.	149,836	3,106,100
Liberty Property Trust	262,071	16,418,748
One Liberty Properties Inc.	26,285	718,632
PS Business Parks Inc.	33,511	5,615,103
STORE Capital Corp.	360,527	14,150,685
VEREIT Inc.	1,798,603	17,554,365
Washington REIT	134,283	4,087,575
WP Carey Inc.	287,723	24,203,259

		105,677,121

Health Care REITs — 12.6%
CareTrust REIT Inc.	158,839	3,523,049
Community Healthcare Trust Inc.	31,922	1,505,761
Diversified Healthcare Trust	395,725	3,054,997
Global Medical REIT Inc.	53,274	777,800
Healthcare Realty Trust Inc.	221,710	7,994,863
Healthcare Trust of America Inc., Class A	346,323	11,092,726
Healthpeak Properties Inc.	828,140	29,804,759
LTC Properties Inc.	65,904	3,042,129
Medical Properties Trust Inc.	863,860	19,134,499
National Health Investors Inc.	71,308	6,016,969
New Senior Investment Group Inc.	139,389	1,062,144
Omega Healthcare Investors Inc.	366,253	15,364,313
Physicians Realty Trust	315,983	6,114,271
Sabra Health Care REIT Inc.	323,277	6,950,455
Universal Health Realty Income Trust	21,465	2,647,708
Ventas Inc.	627,207	36,290,197
Welltower Inc.	682,709	57,968,821

		212,345,461

Hotel & Resort REITs — 4.3%
Apple Hospitality REIT Inc.	353,340	5,307,167
Ashford Hospitality Trust Inc.	152,171	374,340
Braemar Hotels & Resorts Inc.	50,765	405,105
Chatham Lodging Trust	76,691	1,253,898
CorePoint Lodging Inc.	67,602	618,558
DiamondRock Hospitality Co.	337,137	3,260,115
Hersha Hospitality Trust	59,534	772,156
Host Hotels & Resorts Inc.	1,196,976	19,558,588
Park Hotels & Resorts Inc.	401,335	8,805,290
Pebblebrook Hotel Trust	217,725	5,164,437
RLJ Lodging Trust	283,048	4,404,227
Ryman Hospitality Properties Inc.	76,823	6,532,260
Service Properties Trust	273,981	5,912,510
Summit Hotel Properties Inc.	173,299	1,921,886
Sunstone Hotel Investors Inc.	375,811	4,765,283
Xenia Hotels & Resorts Inc.	189,769	3,546,782

		72,602,602

Industrial REITs — 10.7%
Americold Realty Trust	322,334	11,110,853
Duke Realty Corp.	618,806	22,468,846
EastGroup Properties Inc.	63,531	8,644,663
First Industrial Realty Trust Inc.	211,112	9,014,482

Security	Shares	Value

Industrial REITs (continued)
Industrial Logistics Properties Trust	110,284	$2,524,401
Lexington Realty Trust	404,753	4,480,616
Monmouth Real Estate Investment Corp.	154,683	2,263,012
Plymouth Industrial REIT Inc.	21,754	400,709
Prologis Inc.(a)	1,058,265	98,291,653
Rexford Industrial Realty Inc.	185,371	8,933,028
STAG Industrial Inc.	224,075	7,224,178
Terreno Realty Corp.	110,445	6,324,081

		181,680,522

Office REITs — 11.7%
Alexandria Real Estate Equities Inc.	191,655	31,278,096
Boston Properties Inc.	260,411	37,329,917
Brandywine Realty Trust	293,192	4,579,659
City Office REIT Inc.	88,816	1,200,792
Columbia Property Trust Inc.	195,869	4,132,836
Corporate Office Properties Trust	189,076	5,628,793
Cousins Properties Inc.	245,019	10,028,628
Douglas Emmett Inc.	279,078	11,581,737
Easterly Government Properties Inc.	123,750	2,995,988
Franklin Street Properties Corp.	173,487	1,318,501
Highwoods Properties Inc.	171,731	8,605,440
Hudson Pacific Properties Inc.	255,560	9,287,050
JBG SMITH Properties	205,608	8,337,404
Kilroy Realty Corp.	174,882	14,440,007
Mack-Cali Realty Corp.	144,100	3,164,436
Office Properties Income Trust	81,709	2,780,557
Paramount Group Inc.	328,657	4,620,917
Piedmont Office Realty Trust Inc., Class A	209,637	4,861,482
SL Green Realty Corp.	134,355	12,366,034
Vornado Realty Trust	290,967	19,136,900

		197,675,174

Residential REITs — 19.0%
American Campus Communities Inc.	230,014	10,550,742
American Homes 4 Rent, Class A	432,603	11,823,040
Apartment Investment & Management Co., Class A	248,614	13,104,444
AvalonBay Communities Inc.	234,532	50,820,739
Bluerock Residential Growth REIT Inc.	38,138	440,113
BRT Apartments Corp.	16,460	283,606
Camden Property Trust	157,121	17,665,114
Clipper Realty Inc.	24,356	259,635
Equity LifeStyle Properties Inc.	291,788	21,227,577
Equity Residential	616,172	51,191,570
Essex Property Trust Inc.	110,197	34,134,623
Front Yard Residential Corp.	82,411	884,270
Independence Realty Trust Inc.	151,496	2,222,446
Investors Real Estate Trust	19,465	1,434,570
Invitation Homes Inc.	900,002	28,323,063
Mid-America Apartment Communities Inc.	191,203	26,234,964
NexPoint Residential Trust Inc.	33,003	1,610,546
Preferred Apartment Communities Inc., Class A	76,157	897,129
Sun Communities Inc.	152,364	24,708,870
UDR Inc.	488,426	23,400,490
UMH Properties Inc.	60,588	957,290

		322,174,841

Retail REITs — 14.7%
Acadia Realty Trust	142,379	3,533,847
Agree Realty Corp.	69,416	5,270,757
Alexander’s Inc.	3,551	1,145,837
American Finance Trust Inc.	178,975	2,321,306

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Brixmor Property Group Inc.	499,429	$9,968,603
Brookfield Property REIT Inc., Class A	109,736	2,025,727
CBL & Associates Properties Inc.	286,559	240,710
Cedar Realty Trust Inc.	144,956	376,886
Federal Realty Investment Trust	125,622	15,705,262
Getty Realty Corp.	55,865	1,760,865
Kimco Realty Corp.	679,366	12,941,922
Kite Realty Group Trust	138,717	2,385,932
Macerich Co. (The)	237,714	5,303,399
National Retail Properties Inc.	287,771	16,115,176
Pennsylvania REIT(a)	117,309	462,197
Realty Income Corp.	549,104	43,055,245
Regency Centers Corp.	279,948	17,367,974
Retail Opportunity Investments Corp.	190,129	3,150,437
Retail Properties of America Inc., Class A	358,413	4,354,718
Retail Value Inc.	25,070	824,051
RPT Realty	130,746	1,823,907
Saul Centers Inc.	20,029	989,032
Simon Property Group Inc.	517,986	68,969,836
SITE Centers Corp.	250,805	3,187,731
Spirit Realty Capital Inc.	166,842	8,805,921
Tanger Factory Outlet Centers Inc.(a)	153,731	2,249,084
Taubman Centers Inc.	97,672	2,580,494
Urban Edge Properties	192,699	3,543,735
Urstadt Biddle Properties Inc., Class A	49,322	1,118,130
Washington Prime Group Inc.	311,402	937,320
Weingarten Realty Investors	203,584	5,924,294
Whitestone REIT	64,769	848,474

		249,288,809

Specialized REITs — 20.5%
CoreCivic Inc.	198,202	3,161,322
CoreSite Realty Corp.	63,027	7,402,521
CubeSmart	323,236	10,236,884
CyrusOne Inc.	188,321	11,459,333
Digital Realty Trust Inc.	349,962	43,041,826
EPR Properties	130,994	9,349,042
Equinix Inc.	143,315	84,517,155
Extra Space Storage Inc.	211,477	23,406,274
Farmland Partners Inc.	46,245	299,668

Security	Shares	Value

Specialized REITs (continued)
Four Corners Property Trust Inc.	113,953	$3,451,636
Gaming and Leisure Properties Inc.	340,497	16,090,186
GEO Group Inc. (The)	197,998	3,128,368
Gladstone Land Corp.	31,078	411,162
Iron Mountain Inc.	479,698	15,163,254
Lamar Advertising Co., Class A	143,174	13,287,979
Life Storage Inc.	78,086	8,837,774
National Storage Affiliates Trust	99,668	3,403,662
Outfront Media Inc.	240,304	7,146,641
Public Storage	249,447	55,816,261
QTS Realty Trust Inc., Class A	96,333	5,479,421
Safehold Inc.	17,994	809,010
VICI Properties Inc.	777,254	20,830,407

		346,729,786

Total Common Stocks — 99.7% (Cost: $1,552,399,103)		1,688,174,316

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(b)(c)(d)	3,002,601	3,004,403
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	3,208,000	3,208,000

		6,212,403

Total Short -Term Investments — 0.4% (Cost: $6,211,813)		6,212,403

Total Investments in Securities — 100.1% (Cost: $1,558,610,916)		1,694,386,719

Other Assets, Less Liabilities — (0.1)%		(1,681,693)

Net Assets — 100.0%		$1,692,705,026

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,002,601	3,002,601	$3,004,403	$49,867	(b)	$(840)	$590
BlackRock Cash Funds: Treasury, SL Agency Shares	920,570	2,287,430	3,208,000	3,208,000	36,381		—	—

				$6,212,403	$86,248		$(840)	$590

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core U.S. REIT ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	113	03/20/20	$4,204	$29,736

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,688,174,316	$—	$—	$1,688,174,316
Money Market Funds	6,212,403	—	—	6,212,403

	$1,694,386,719	$—	$—	$1,694,386,719

Derivative financial instruments(a)
Assets
Futures Contracts	$29,736	$—	$—	$29,736

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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